November 1, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attn: Office of Filings, Information & Consumer Services

Re: Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 002-90946)
on behalf of Eaton Vance Global Macro Absolute Return Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated October 17, 2011 to the Prospectus dated March 1, 2011, for the Fund. The purpose of the filing is to submit the 497(e) filing dated October 17, 2011 in XBRL for the Fund.

If you have any questions concerning the foregoing, kindly call the undersigned at (617) 672-8055.

Very truly yours, /s/ Deanna Foley Deanna Foley Paralegal